S000075502 [Member] Performance Management - S000075502 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Effective February 28, 2025, the Fund's Principal Investment Strategies, including its 80% policy were changed from a semiconductor, semiconductor equipment and related technology companies investment mandate to a broader technology and technology-related companies investment mandate (the Strategy Change).
The Fund’s performance prior to the Strategy Change reflects returns achieved according to different Principal Investment Strategies. If the Strategy Change had been in place for the prior periods, results shown may have been different.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Bar Chart [Heading]	Year by Year Total Return (%)as of December 31 Each Year
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2025 26.03% Worst 1st Quarter 2025 -14.20%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Availability Website Address [Text]	columbiathreadneedleus.com/etfs
Performance Availability Phone [Text]	800.426.3750
C000234649 [Member]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	26.03%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(14.20%)
Lowest Quarterly Return, Date	Mar. 31, 2025